Software Development Costs	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Software Development Costs
Note 3. Software Development Costs

3. Software Development Costs

Software development costs, net consisted of the following:

	June 30,	December 31,
	2021	2020

Capitalized software in-process	$794,000	$825,000
Website development	764,000	607,000
Less accumulated amortization	(613,000)	(587,000)
Software development costs, net	$945,000	$845,000

Amortization expense for the three months ended June 30, 2021 and 2020 was $16,000 and $10,000, respectively. Amortization expense for the six months ended June 30, 2021 and 2020 was $26,000 and $20,000, respectively.

3. Software Development Costs

Software development costs, net consisted of the following:

	December 31,
	2020	2019

Capitalized software in-process	$825,000	$581,000
Website development	607,000	607,000
Less accumulated amortization	(587,000)	(550,000)
Software development costs, net	$845,000	$638,000

Amortization expense for the years ended December 31, 2020 and 2019 was $37,000 and $57,000, respectively.